Financial Instruments and Financial Risk Management	9 Months Ended
Sep. 30, 2026
Financial Instruments and Financial Risk Management
Financial Instruments and Financial Risk Management
9.
Financial Instruments and Financial Risk Management

Fair value is the exchange price that would be received for an asset or paid to transfer a liability in an orderly transaction between market participants. In arriving at a fair value measurement, the Company uses a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable. The three levels of inputs used to establish fair value are the following:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly for similar items in active markets; and

Level 3 – inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Company’s policy is to recognize transfers into and out of fair value hierarchy levels at the end of the reporting period.

There were no transfers between Levels 1, 2 and 3 during the nine months ended September 30, 2026 and the year ended December 31, 2025, respectively.

The following tables set forth the Company's financial assets measured at fair value by level within the fair value hierarchy for the periods indicated (in thousands):

September 30, 2026	Level 1	Level 2	Level 3	Total
Financial asset – FID(1)	$—	$—	$10,637	$10,637
Investment in Aqualung	—	—	5,350	5,350

(1)
Includes $10.6 million related to Texas Lithium.

December 31, 2025	Level 1	Level 2	Level 3	Total
Financial asset – FID(1)	$—	$—	$52,299	$52,299
Investment in Aqualung	—	—	5,350	5,350

(1)
Includes $31.4 million and $20.9 million related to SWA Lithium and Texas Lithium, respectively.

Financial Asset – FID

The Financial asset – FID is measured at fair value using a probability-weighted discounted cash flow methodology. The valuation incorporates probability-weighted scenarios reflecting the expected timing of achievement of FID for SWA Lithium (the South West Arkansas Project) and Texas Lithium (including the Franklin Project) and applies a discount rate derived from the S&P corporate bond yield curve based on the credit rating of the counterparty. Under the existing contractual terms, the Company's entitlement to the respective contingent payments from its joint venture partner, Equinor, expires if FID is not achieved at SWA Lithium by January 1, 2027, or at Texas Lithium by January 1, 2029.

During the three months ended September 30, 2026, the Company recognized a fair value loss of $41.0 million on its Financial asset – FID, consisting of $31.4 million related to SWA Lithium and $9.6 million related to Texas Lithium. For the nine months ended September 30, 2026, the Company recognized a net fair value loss of $41.7 million, consisting of $31.4 million related to SWA Lithium and $10.3 million related to Texas Lithium.

For SWA Lithium, the partnership has continued to advance key workstreams, such as progressing on limited notice to proceed activities with our engineering, procurement, and construction contractors, finalizing offtake contracts, advancing financing arrangements, and continuing to make progress toward FID, resulting in management's assessment of the overall likelihood of achieving FID improving. Notwithstanding this progress, the timing of FID remains subject to uncertainty, primarily related to the remaining steps necessary to finalize project financing plans, satisfy applicable conditions and secure the capital required to proceed with project construction. The remaining financing activities are expected to require additional time, and as a result, management no longer anticipates achieving FID before the contractual deadline of January 1, 2027 for the $40.0 million contingent payment from Equinor. Accordingly, the SWA Lithium Financial asset – FID was remeasured to nil as of September 30, 2026, resulting in a fair value loss of $31.4 million for both the three and nine months ended September 30, 2026. This adjustment reflects the expected timing of FID relative to the contractual payment deadline, notwithstanding management’s improved assessment of the overall likelihood of achieving FID and the underlying development prospects of the project.

For Texas Lithium, management reassessed the anticipated timing of FID, considering the progression of activities at SWA Lithium and the sequencing of projects across the Company's portfolio of assets. As the Company’s focus on achieving FID at SWA Lithium has extended into early 2027, and with the resultant prioritization of construction, capital allocation, and resources towards the South West Arkansas Project extending beyond year-end 2026, there is a lower probability that the Company will achieve FID at Texas Lithium by the contractual payment deadline of January 1, 2029.

Accordingly, the Texas Lithium Financial asset – FID was remeasured to $10.6 million as of September 30, 2026, resulting in a fair value loss of $9.6 million and $10.3 million for the three and nine months ended September 30, 2026, respectively. This adjustment reflects management's revised assessment of the timing of FID relative to the contractual payment deadline, rather than a reduction in the overall likelihood of achieving FID for Texas Lithium.

During the nine months ended September 30, 2025, the Company recorded a fair value gain on Financial asset – FID of $3.8 million. The change in fair value was primarily attributable to the passage of time.

Investment in Aqualung

The Company's investment in Aqualung is measured at fair value on a recurring basis. Information relating to Aqualung is considered when determining its fair value. In addition to company-specific information, the Company takes into account trends in general market conditions and the share performance of comparable publicly-traded companies when valuing privately-held investments. During the nine months ended September 30, 2026, the Company recorded a fair value gain on its investment in Aqualung of $0.2 million resulting from foreign exchange translation effects prior to the change in the Company's functional currency from CAD to USD, effective July 1, 2026. No fair value gain or loss was recognized during the three months ended September 30, 2026. For the nine months ended September 30, 2025, the Company recorded a fair value gain on its investment in Aqualung of $2.8 million primarily as a result of an equity financing transaction completed by Aqualung in which the Company did not participate.

The Board has overall responsibility for the establishment and oversight of the Company's risk management framework. The Company’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and in response to the Company’s activities. Management regularly monitors compliance with the Company’s risk management policies and procedures and reviews the adequacy of the risk management framework in relation to the risks faced by the Company.

The Company is exposed to various risks such as interest rate, credit, and liquidity risk. To manage these risks, management determines what activities must be undertaken to minimize potential exposure to risks. The objectives of the Company in managing risk are as follows:

•
maintaining sound financial condition;
•
financing operations; and
•
ensuring liquidity to all operations.

To satisfy these objectives, the Company monitors and manages these financial exposures as an integral part of its overall risk management program.

(i)
Credit risk

Credit risk is the risk of loss if counterparties do not fulfill their contractual obligations and arises principally from the Company's cash deposits and financial asset – FID. The Company's maximum credit risk is equal to the carrying amount of its financial assets, including cash and financial asset – FID. The Company maintains substantially all of its cash with two financial institutions. The majority of cash held with these institutions exceeds the amount of insurance provided on such deposits.

(ii)
Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages this risk by careful management of its working capital (current assets less current liabilities) to try to ensure its expenditures will not exceed available resources. As of September 30, 2026 and December 31, 2025, the Company had working capital of $114.4 million and $147.6 million, respectively.

As of September 30, 2026 and December 31, 2025, accounts payable and accrued liabilities are generally due within one year.

As of September 30, 2026 and December 31, 2025, lease liabilities' undiscounted contractual cash flows, including interest payments, are due within the next three years, respectively.

(iii)
Foreign exchange risk

Foreign exchange risk is the risk that the Company's financial instruments will fluctuate in value as a result of movements in foreign exchange rates. The Company does not use derivative instruments to reduce its exposure to foreign currency risk at this time.

Effective July 1, 2026, the Company's functional currency changed from CAD to USD. As a result, the Company's primary foreign exchange risk exposure shifted from USD-denominated monetary assets and liabilities to CAD-denominated monetary assets and liabilities. The change in functional currency did not eliminate the Company's exposure to foreign exchange risk.

September 30, 2026

At September 30, 2026, the Company was exposed to currency risk primarily through the following CAD-denominated monetary assets and liabilities held by USD-functional entities, presented in USD (in thousands):

September 30, 2026
Cash	$1,963
Accounts receivable	118
Advances and deposits	33
Accounts payable and accrued liabilities	339
Lease liability - short-term	51

At September 30, 2026, these CAD-denominated balances were translated at a rate of 1.418 CAD to USD 1.00. Following the change in functional currency, the Company's exposure to foreign exchange fluctuations decreased significantly. A 10% appreciation or depreciation of CAD relative to USD, applied to the Company's net CAD-denominated monetary exposure at September 30, 2026, would result in an approximate $0.2 million increase or decrease in the Company's profit or loss, assuming all other variables remained constant.

December 31, 2025

At December 31, 2025, prior to the change in functional currency, the Company was exposed to currency risk through the following assets and liabilities denominated in USD and held by CAD-functional entities, presented in USD (in thousands):

December 31, 2025
Cash	$142,339
Investment in Aqualung	5,350
Accounts receivable	322
Accounts payable	99

At December 31, 2025, the Company’s primary exposure to foreign exchange risk related to USD-denominated cash balances held by CAD-functional entities. At December 31, 2025, these USD-denominated cash balances were translated at a rate of USD 1.00 to CAD 1.371. A 10% increase or decrease in the US dollar relative to the Canadian dollar, applied to these USD-denominated cash balances, would result in a change of approximately $14.2 million in the Company's profit or loss, assuming all other variables remained constant.